Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Select STOXX Europe Aerospace & Defense ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%	78.94%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	34.35%
STOXX® Europe TMI Aerospace & Defense
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	13.09%